Spin-Off Charges (Tables)	12 Months Ended
Dec. 31, 2018
Spin-Off Charges [Abstract]
Reconciliation Of Accrued Spin-off Charges

(In millions)	Accrued Spin-off Charges
Balance as of December 31, 2016	$—
Costs incurred	13
Costs paid or otherwise settled(1)	(12)
Balance as of December 31, 2017	$1
Costs incurred(1)	22
Costs paid or otherwise settled	(23)
Balance as of December 31, 2018	$—

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(1)

An additional $2 million of Spin-off charges were pre-paid in 2017 and subsequently expensed in 2018, which is included in Prepaid expenses and other assets on the accompanying consolidated and combined statements of financial position as of December 31, 2017.